Segment Information - Schedule of Total Assets by Segments (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Segment assets
Total segment assets	$ 277,529	$ 246,728
Auto eInsurance service [Member]
Segment assets
Total segment assets	73,398	56,769
Technology service [Member]
Segment assets
Total segment assets	28,919	39,391
Auto service [Member]
Segment assets
Total segment assets	170,973	148,630
Others [Member]
Segment assets
Total segment assets	$ 4,239	$ 1,938